Note 28 - Non Controlling Interest (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Non Controllling Interest Line Items
Profit Loss Attributable To Non controlling Interests	€ 581	€ 607
Grupo BBVA Colombia
Non Controllling Interest Line Items
Profit Loss Attributable To Non controlling Interests	5		€ 3
Total Non Controlling Interests	66		65
Grupo BBVA Chile
Non Controllling Interest Line Items
Profit Loss Attributable To Non controlling Interests	26		25
Total Non Controlling Interests	400		399
Grupo BBVA Continental
Non Controllling Interest Line Items
Profit Loss Attributable To Non controlling Interests	99		98
Total Non Controlling Interests	1,054		1,059
Grupo BBVA Banco Provincial
Non Controllling Interest Line Items
Profit Loss Attributable To Non controlling Interests	0		(2)
Total Non Controlling Interests	59		78
Grupo BBVA Banco Frances
Non Controllling Interest Line Items
Profit Loss Attributable To Non controlling Interests	66		46
Total Non Controlling Interests	341		420
Grupo Garanti Turkiye Bankasi
Non Controllling Interest Line Items
Profit Loss Attributable To Non controlling Interests	383		436
Total Non Controlling Interests	4,363		4,903
Other [Member]
Non Controllling Interest Line Items
Profit Loss Attributable To Non controlling Interests	2		1
Total Non Controlling Interests	53		55
Total [Member]
Non Controllling Interest Line Items
Profit Loss Attributable To Non controlling Interests	581		607
Total Non Controlling Interests	€ 6,336		€ 6,979